Prepaid and Other Assets (Details) $ in Thousands, ¥ in Millions	May 18, 2023 USD ($)	May 18, 2023 CNY (¥)	Nov. 28, 2025 USD ($)	Nov. 28, 2025 CNY (¥)	Oct. 22, 2024 CNY (¥)	Oct. 14, 2024 USD ($)	Oct. 14, 2024 CNY (¥)	Sep. 25, 2024 USD ($)	Sep. 25, 2024 CNY (¥)	Dec. 15, 2023 USD ($)	Dec. 15, 2023 CNY (¥)	May 05, 2023 USD ($)	May 05, 2023 CNY (¥)
Prepaid and Other Assets (Details) [Line Items]
Payments for deposits	$ 4,480	¥ 32.4
First Deposit [Member]
Prepaid and Other Assets (Details) [Line Items]
Deposits												$ 3,530	¥ 25.0
Second Deposit [Member]
Prepaid and Other Assets (Details) [Line Items]
Deposits										$ 2,120	¥ 15.0
Third Deposit [Member]
Prepaid and Other Assets (Details) [Line Items]
Deposits								$ 1,390	¥ 10.0
Fourth Deposit [Member]
Prepaid and Other Assets (Details) [Line Items]
Deposits						$ 4,450	¥ 32.0
Fifth Deposit [Member]
Prepaid and Other Assets (Details) [Line Items]
Deposits			$ 4,550	¥ 32.0
Goodwill Deposit [Member]
Prepaid and Other Assets (Details) [Line Items]
Deposits					¥ 1.0